MoA Mid Cap Equity Index Fund Expense Example - MoA Mid Cap Equity Index Fund - MoA Mid Cap Equity Index Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	49
Expense Example, with Redemption, 5 Years	86
Expense Example, with Redemption, 10 Years	$ 196